N-2 - USD ($)					1 Months Ended		3 Months Ended										9 Months Ended	12 Months Ended
		Nov. 08, 2024	Nov. 05, 2024		Nov. 05, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cover [Abstract]
Entity Central Index Key		0001495222
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	(1)
Offering expenses borne by us (as a percentage of offering price)	—	(2)
Distribution reinvestment plan expenses	—	(3)
Total stockholder transaction expenses (as a percentage of offering price)	—

Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]

Annual expenses (estimated as a percentage of net assets attributable to common stock):
Base management fee	2.69	%(4)(5)
Incentive fees payable under our investment advisory agreement (20% of pre incentive fee net investment income)	3.68	%(4)(6)
Interest payments on borrowed funds	1.99	%(7)(8)
Other expenses	0.53	%(9)
Total annual expenses	8.89	%(10)

Management Fees [Percent]	[3],[4]	2.69%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.99%
Distribution/Servicing Fees [Percent]	[7]
Incentive Fees [Percent]	[3],[8]	3.68%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[9]	0.53%
Total Annual Expenses [Percent]	[10]	8.89%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$87	$251	$403	$734

The example and the expenses in the tables above should not be considered as a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is included in the example. Also, while the example assumes reinvestment of all distributions at net asset value, participants in our distribution reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the distribution payment date, which may be at, above or below net asset value. See “Distribution Reinvestment Plan” in this prospectus for additional information regarding our distribution reinvestment plan.

Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		251
Expense Example, Years 1 to 5		403
Expense Example, Years 1 to 10		$ 734
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other expenses” ($9.6 million) are estimated for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of

Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Investment Advisory Agreement” for additional information. Based on our current business plan, we anticipate that substantially all of the net proceeds of this offering will be invested within three months depending on the availability of investment opportunities that are consistent with our investment objective and other market conditions. We expect that it will take approximately one to three months to invest all of the proceeds of this offering, in part because equity and junior debt investments in CLO vehicles require substantial due diligence prior to investment.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2015	$15,811,250	2.47	$25	$1.03

7.50% Series 2023 Term Preferred Shares(8)(10)
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98

8.125% Series 2024 Term Preferred Shares(7)
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01

6.75% Series 2024 Term Preferred Shares(6)(8)
2024	$68,125,375	3.39	$25	$0.99
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(8)
2025 (as of December 31, 2024)	$88,120,150	4.49	$25	$0.95
2024	$88,120,150	3.39	$25	$0.92
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$67,172,500	4.49	$25	$0.90
2024	$67,172,500	3.39	$25	$0.87
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
7.125% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$63,750,000	4.49	$25	$0.96
2024	$63,750,000	3.39	$25	$0.93
2023	$63,750,000	2.60	$25	$0.93

Repurchase Agreement(9)
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.96
2024	$100,000,000	3.39	$25	$0.93
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.94
2024	$100,000,000	3.39	$25	$0.91
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

8.75% Unsecured Notes due 2030
2025 (as of December 31, 2024)	$115,000,000	4.49	$25	$1.03

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Company redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.

(6)      On July 1, 2024, the Company redeemed all issued and outstanding 6.75% Series 2024 Term Preferred Shares issued at the term redemption price.

(7)      On July 14, 2017, the Company redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On May 21, 2020, the Company’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Company’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Company repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(9)      On May 15, 2020, the Company elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Company repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(10)    On April 15, 2021, the Company redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following tables as of the nine months ended December 31, 2024 and fiscal years ended March 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, and 2015:

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2015	$15,811,250	2.47	$25	$1.03

7.50% Series 2023 Term Preferred Shares(8)(10)
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98

8.125% Series 2024 Term Preferred Shares(7)
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01

6.75% Series 2024 Term Preferred Shares(6)(8)
2024	$68,125,375	3.39	$25	$0.99
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(8)
2025 (as of December 31, 2024)	$88,120,150	4.49	$25	$0.95
2024	$88,120,150	3.39	$25	$0.92
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$67,172,500	4.49	$25	$0.90
2024	$67,172,500	3.39	$25	$0.87
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
7.125% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$63,750,000	4.49	$25	$0.96
2024	$63,750,000	3.39	$25	$0.93
2023	$63,750,000	2.60	$25	$0.93

Repurchase Agreement(9)
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.96
2024	$100,000,000	3.39	$25	$0.93
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.94
2024	$100,000,000	3.39	$25	$0.91
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

8.75% Unsecured Notes due 2030
2025 (as of December 31, 2024)	$115,000,000	4.49	$25	$1.03

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Company redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.

(6)      On July 1, 2024, the Company redeemed all issued and outstanding 6.75% Series 2024 Term Preferred Shares issued at the term redemption price.

(7)      On July 14, 2017, the Company redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On May 21, 2020, the Company’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Company’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Company repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(9)      On May 15, 2020, the Company elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Company repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(10)    On April 15, 2021, the Company redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We are a closed-end management investment company that has registered as an investment company under the Investment Company Act of 1940, as amended, or the “1940 Act.” Our investment objective is to maximize our portfolio’s risk-adjusted total return.

We have implemented our investment objective by purchasing portions of equity and junior debt tranches of collateralized loan obligation, or “CLO,” vehicles. Substantially all of the CLO vehicles in which we may invest would be deemed to be investment companies under the 1940 Act but for the exceptions set forth in section 3(c)(1) or section 3(c)(7). Structurally, CLO vehicles are entities formed to originate and/or acquire a portfolio of loans. The loans within the CLO vehicle are limited to loans which meet established credit criteria and are subject to concentration limitations in order to limit a CLO vehicle’s exposure to a single credit. A CLO vehicle is formed by raising various classes or “tranches” of debt (with the most senior tranches being rated “AAA” to the most junior tranches typically being rated “BB” or “B”) and equity. The CLO vehicles which we focus on are collateralized primarily by senior secured loans made to companies whose debt is unrated or is rated below investment grade, or “Senior Loans,” and, to a limited extent, subordinated and/or unsecured loans and bonds (together with the Senior Loans, the “CLO Assets”). CLOs generally have very little or no exposure to real estate, mortgage loans or to pools of consumer-based debt, such as credit card receivables or auto loans. Below investment grade securities, such as the CLO securities in which we primarily invest, are often referred to as “junk.” In addition, the CLO equity and junior debt securities in which we invest are highly levered (with CLO equity securities typically being leveraged between nine and thirteen times), which significantly magnifies our risk of loss on such investments relative to senior debt tranches of CLOs. A CLO itself is highly leveraged because it borrows significant amounts of money to acquire the underlying commercial loans in which it invests. A CLO borrows money by issuing debt securities to investors (including junior debt securities of the type we intend to invest), and the CLO equity (which is also the CLO residual tranche) is the first to bear the risk on the underlying investment. Our investment strategy also includes warehouse facilities, which are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle. Warehouse facilities typically incur leverage between four and six times prior to a CLO’s pricing. We may also invest, on an opportunistic basis, in other corporate credits of a variety of types. We expect that each of our investments will range in size from $5 million to $50 million, although the investment size may vary consistent with the size of our overall portfolio. Oxford Lane Management manages our investments and its affiliate arranges for the performance of the administrative services necessary for us to operate.

CLO vehicles, due to their high leverage, are more complicated to evaluate than direct investments in Senior Loans. Since we invest in the residual interests of CLO securities, our investments are riskier than the profile of the Senior Loans by which such CLO vehicles are collateralized. Our investments in CLO vehicles are riskier and less transparent to us and our stockholders than direct investments in the underlying Senior Loans. Our portfolio of investments may lack diversification among CLO vehicles which would subject us to a risk of significant loss if one or more of these CLO vehicles experience a high level of defaults on its underlying Senior Loans. The CLO vehicles in which we invest have debt that ranks senior to our investment. The market price for CLO vehicles may fluctuate dramatically, which would make portfolio valuations unreliable and negatively impact our net asset value and our ability to make distributions to our stockholders. Our financial results may be affected adversely if one or more of our significant equity or junior debt investments in such CLO vehicles defaults on its payment obligations or fails to perform as we expect.

Our investments in CLO vehicles may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income. Specifically, the CLO vehicles in which we invest generally constitute “passive foreign investment companies,” or “PFICs.” Because we acquire investments in PFICs (including equity tranche investments in CLO vehicles that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such investments even if such income is distributed as a taxable dividend by us to our stockholders. See “Principal Risks — Risks Related to Our Investments” in our most recent annual or semi-annual report on Form N-CSR to read about factors you should consider before investing in our securities.

Our investment activities are managed by Oxford Lane Management, which is an investment adviser that has registered under the Investment Advisers Act of 1940, or the “Advisers Act.” Under our investment advisory agreement with Oxford Lane Management, which we refer to as our “Investment Advisory Agreement,” we have agreed to pay Oxford Lane Management an annual base management fee based on our gross assets, as well as an incentive fee based on our performance. See “Investment Advisory Agreement” in the accompanying prospectus.

We expect to benefit from the ability of Oxford Lane Management’s team to identify attractive opportunities, conduct diligence on and value prospective investments, negotiate terms where appropriate, and manage and monitor our portfolio. Oxford Lane Management’s investment team members have broad investment backgrounds, with prior experience at investment banks, commercial banks, unregistered investment funds and other financial services companies, and have collectively developed a broad network of contacts to provide us with our principal source of investment opportunities.

Oxford Lane Management is led by Jonathan H. Cohen, Chief Executive Officer, and Saul B. Rosenthal, President. Messrs. Cohen and Rosenthal are assisted by Joseph Kupka, who serves as a Managing Director for Oxford Lane Management. We consider Messrs. Cohen, Rosenthal and Kupka to be Oxford Lane Management’s senior investment team.

We reimburse Oxford Funds, an affiliate of Oxford Lane Management, our allocable portion of overhead and other expenses incurred by Oxford Funds in performing its obligations under an administration agreement by and among us and Oxford Funds, or the “Administration Agreement,” including rent, the fees and expenses associated with performing administrative functions, and our allocable portion of the compensation of our Chief Financial Officer and any administrative support staff, including accounting personnel. We also reimburse Oxford Funds for the costs associated with the functions performed by our Chief Compliance Officer that Oxford Funds pays on the Company’s behalf pursuant to the terms of an agreement between us and ACA. These arrangements could create conflicts of interest that our Board of Directors must monitor.

Our investment objective is to maximize our portfolio’s risk-adjusted total return. Our current focus is to seek that return by investing in structured finance investments, specifically the equity and junior debt tranches of CLO vehicles, which are collateralized primarily by a diverse portfolio of Senior Loans, and which generally have very little or no exposure to real estate loans, or mortgage loans or to pools of consumer-based debt, such as credit card receivables or auto loans. As of December 31, 2024, we held equity investments in 228 different CLO structures and debt investments in 17 different CLO structures. Our investment strategy also includes investing in warehouse facilities, which are financing structures intended to aggregate Senior Loans that may be used to form the basis of a CLO vehicle. We may also invest, on an opportunistic basis, in a variety of other types of corporate credits.

The CLO investments we currently hold in our portfolio generally represent either a residual economic interest, in the case of an equity tranche, or a debt investment collateralized by a portfolio of Senior Loans and other CLO Assets. The value of our CLO investments generally depends on both the quality and nature of the underlying portfolio it references and also on the specific structural characteristics of the CLO itself.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Principal Risks” in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, as such principal risks may be supplemented from time to time, which is incorporated by reference herein. The specific risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Risk [Text Block]

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Principal Risks” in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, as such principal risks may be supplemented from time to time, which is incorporated by reference herein. The specific risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Effects of Leverage [Text Block]

Leverage by the Company

We may use leverage as and to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. Instruments that create leverage are generally considered to be senior securities under the 1940 Act. Under the 1940 Act, we are only permitted to incur additional indebtedness to the extent our asset coverage, as defined under the 1940 Act, is at least 300% immediately after each such borrowing. With respect to our outstanding preferred stock, we will generally be required to meet an asset coverage ratio, as defined under the 1940 Act, of at least 200% immediately after each issuance of such preferred stock. If we do not meet these asset coverage requirements, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. See “Regulation as a Registered Closed-End Management Investment Company” in the accompanying prospectus.

Annual Coverage Return Rate [Percent]		200.00%
Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK

The following information is qualified by reference to, and should be read in conjunction with, the information in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, regarding the price range of our common stock, distributions and stockholders of record, which is incorporated by reference herein.

Our common stock is traded on the NASDAQ Global Select Market under the symbol “OXLC.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the net asset value, or “NAV,” per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	NAV(1)	Price Range		Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
		High	Low
Fiscal 2025
Third Quarter (through November 5, 2024)	*	5.33	5.18	*	*	$0.270
Second Quarter	4.76	5.68	5.11	19.3%	7.2%	$0.270
First Quarter	4.91	5.78	4.95	17.7%	0.8%	$0.240

Fiscal 2024
Fourth Quarter	$4.90	$5.41	$4.92	10.4%	0.4%	$0.240
Third Quarter	$4.82	$5.14	$4.41	6.6%	(8.5)%	$0.240
Second Quarter	$4.81	$5.70	$4.78	18.5%	(0.6)%	$0.240
First Quarter	$4.34	$5.39	$4.76	24.2%	9.7%	$0.225

Fiscal 2023
Fourth Quarter	$4.61	$6.27	$5.02	36.0%	8.9%	$0.225
Third Quarter	$4.63	$5.72	$4.85	23.5%	4.8%	$0.225
Second Quarter	$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter	$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*        Not determinable at the time of filing.

On November 5, 2024, the last reported sales price of our common stock was $5.30 per share. As of November 5, 2024, we had 129 holders of record of our common stock.

Shares of closed-end management investment companies may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that our shares of common stock will trade at a discount from net asset value or at premiums that are unsustainable over the long term are separate and distinct from the risk that our net asset value will decrease. Since our initial public offering, shares of our common stock have traded at a discount and at a premium to the net assets attributable to those shares. As of November 5, 2024, our shares of common stock traded at a premium equal to approximately 11.3% of our net asset value per share as of September 30, 2024. It is not possible to predict whether the shares offered hereby will trade at, above, or below net asset value.

Lowest Price or Bid					$ 5.18		$ 5.11	$ 4.95	$ 4.92	$ 4.41	$ 4.78	$ 4.76	$ 5.02	$ 4.85	$ 4.83	$ 5.49
Highest Price or Bid					$ 5.33		$ 5.68	$ 5.78	$ 5.41	$ 5.14	$ 5.7	$ 5.39	$ 6.27	$ 5.72	$ 6.79	$ 7.32
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]					[12]	19.30%	17.70%	10.40%	6.60%	18.50%	24.20%	36.00%	23.50%	37.70%	44.40%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]					[12]	7.20%	0.80%	0.40%	(8.50%)	(0.60%)	9.70%	8.90%	4.80%	(2.00%)	8.30%
Share Price	[13]		$ 0.27		$ 0.27		$ 0.27	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.225		$ 0.24	$ 0.225
NAV Per Share	[14]			[12]		[12]	$ 4.76	$ 4.91	$ 4.9	$ 4.82	$ 4.81	$ 4.34	$ 4.61	$ 4.63	$ 4.93	$ 5.07		$ 4.9	$ 4.61
Latest Premium (Discount) to NAV [Percent]			11.30%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law and on our Charter and Bylaws. This summary is not necessarily complete, and we refer you to the Maryland General Corporation Law and our Charter and Bylaws for a more detailed description of the provisions summarized below.

Stock

The authorized stock of Oxford Lane Capital consists of 950,000,000 shares of stock, par value $0.01 per share, 900,000,000 of which are currently designated as common stock and 50,000,000 of which are currently designated as preferred stock. Our common stock, Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and 7.125% Series 2029 Term Preferred Shares are traded on the NASDAQ Global Select Market under the ticker symbols “OXLC,” “OXLCP,” “OXLCO” and “OXLCN” respectively. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.

The following are our outstanding classes of securities as of November 5, 2024:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	900,000,000	—	345,906,253
Preferred Stock	50,000,000	—	8,761,706

Under our Charter our Board of Directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, our Charter provides that the Board of Directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Preferred Stock

Our Charter authorizes our Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions.

Other Security, Description [Text Block]

DESCRIPTION OF SECURITIES

This prospectus contains a summary of the common stock, preferred stock, subscription rights to purchase shares of common stock and debt securities. These summaries are not meant to be a complete description of each security. However, this prospectus and any accompanying prospectus supplement will contain the material terms and conditions for each security.

Outstanding Securities [Table Text Block]

The following are our outstanding classes of securities as of November 5, 2024:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	900,000,000	—	345,906,253
Preferred Stock	50,000,000	—	8,761,706

8.50% Series 2017 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[16]																										$ 15,811,250
Senior Securities Coverage per Unit	[15],[17]																										$ 2.47
Preferred Stock Liquidating Preference	[15],[18]																										25
Senior Securities Average Market Value per Unit	[15],[19]																										$ 1.03
7.50% Series 2023 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[20],[21]																				$ 57,034,875	$ 60,400,025	$ 90,400,025	$ 90,400,025	$ 90,400,025	$ 90,638,450	$ 73,869,250
Senior Securities Coverage per Unit	[17],[20],[21]																				$ 2.88	$ 2.01	$ 2.73	$ 2.41	$ 2.59	$ 1.91	$ 2.47
Preferred Stock Liquidating Preference	[18],[20],[21]																				25	25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[19],[20],[21]																				$ 0.97	$ 1.01	$ 1.01	$ 1.02	$ 1.01	$ 0.97	$ 0.98
8.125% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[22]																								$ 50,504,475	$ 50,539,775	$ 60,687,500
Senior Securities Coverage per Unit	[17],[22]																								$ 2.59	$ 1.91	$ 2.47
Preferred Stock Liquidating Preference	[18],[22]																								25	25	25
Senior Securities Average Market Value per Unit	[19],[22]																								$ 1.02	$ 1	$ 1.01
6.75% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[21],[23]								$ 68,125,375				$ 68,125,375					$ 68,125,375	$ 68,125,375	$ 68,125,375	$ 68,125,375	$ 68,235,375	$ 68,235,375	$ 68,235,375
Senior Securities Coverage per Unit	[17],[21],[23]								$ 3.39				$ 2.6					$ 3.39	$ 2.6	$ 3.21	$ 2.88	$ 2.01	$ 2.73	$ 2.41
Preferred Stock Liquidating Preference	[18],[21],[23]								$ 25				$ 25					25	25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[19],[21],[23]																	$ 0.99	$ 1	$ 1.01	$ 0.94	$ 1.01	$ 1.02	$ 1.01
6.25% Series 2027 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[21]								$ 88,120,150				$ 88,120,150				$ 88,120,150	$ 88,120,150	$ 88,120,150	$ 88,120,150	$ 88,120,150	$ 91,600,000
Senior Securities Coverage per Unit	[17],[21]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21	$ 2.88	$ 2.01
Preferred Stock Liquidating Preference	[18],[21]								$ 25				$ 25				25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[19],[21]																$ 0.95	$ 0.92	$ 0.93	$ 1	$ 0.89	$ 0.89
6.00% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 67,172,500				$ 67,172,500				$ 67,172,500	$ 67,172,500	$ 67,172,500	$ 67,172,500
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.9	$ 0.87	$ 0.9	$ 1
7.125% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 63,750,000				$ 63,750,000				$ 63,750,000	$ 63,750,000	$ 63,750,000
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.96	$ 0.93	$ 0.93
Repurchase Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[24]																					$ 40,000,000	$ 42,493,500	$ 42,493,500
Senior Securities Coverage per Unit	[17],[24]																					$ 2.01	$ 2.73	$ 2.41
Preferred Stock Liquidating Preference	[18],[24]
Senior Securities Average Market Value per Unit	[19],[24]
6.75% Unsecured Notes due 2031 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 100,000,000				$ 100,000,000				$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21	$ 2.88
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.96	$ 0.93	$ 0.96	$ 1.04	$ 1
5.00% Unsecured Notes due 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 100,000,000				$ 100,000,000				$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.94	$ 0.91	$ 0.92	$ 0.99
8.75% Unsecured Notes due 2030 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]																$ 115,000,000
Senior Securities Coverage per Unit	[17]																$ 4.49
Preferred Stock Liquidating Preference	[18]																25
Senior Securities Average Market Value per Unit	[19]																$ 1.03
Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		estimated as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
NAV Per Share			$ 5.3		$ 5.3
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Outstanding Security, Authorized [Shares]		900,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		345,906,253
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Preferred Stock Restrictions, Other [Text Block]		Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.
Outstanding Security, Authorized [Shares]		50,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		8,761,706

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
[2]	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
[3]	Assumes gross assets of approximately $2,429.1 million and approximately $534.0 million of leverage (which reflects $88.1 million of Series 2027 Term Preferred Shares, $67.2 million of 6.00% Series 2029 Term Preferred Shares, $63.8 million of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 2027 Notes, $100.0 million of the 2031 Notes and $115.0 million of the 2030 Notes issued and outstanding as of September 30, 2024 and assumes net assets of $1,805.6 million (which has been adjusted to reflect the issuance of an additional $200.0 million of common stock)).
[4]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of

Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Investment Advisory Agreement” for additional information. Based on our current business plan, we anticipate that substantially all of the net proceeds of this offering will be invested within three months depending on the availability of investment opportunities that are consistent with our investment objective and other market conditions. We expect that it will take approximately one to three months to invest all of the proceeds of this offering, in part because equity and junior debt investments in CLO vehicles require substantial due diligence prior to investment.

[5]	Assumes that we have an aggregate of (a) $88.1 million of preferred stock with a preferred rate of 6.25% per annum, (b) $67.2 million of preferred stock with a preferred rate of 6.00% per annum and (c) $63.8 million of preferred stock with a preferred rate of 7.125% per annum which were the amounts outstanding as of September 30, 2024. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.
[6]	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the $100 million 2031 Notes, $100 million 2027 Notes and $115.0 million 2030 Notes, each as outstanding on September 30, 2024. We may issue additional debt securities. In the event that we were to issue additional debt securities, our borrowing costs, and correspondingly our total annual expenses would increase.
[7]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[8]	Amount reflects the estimated annual incentive fees payable to Oxford Lane Management during the fiscal year following this offering. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2024 and adjusted to include the estimated incentive fee based on the issuance of an additional $200.0 million of common stock. The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the Hurdle, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•        no incentive fee is payable to Oxford Lane Management in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•        100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide Oxford Lane Management with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•        20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to Oxford Lane Management).

No incentive fee is payable to Oxford Lane Management on realized capital gains. For a more detailed discussion of the calculation of this fee, see “Investment Advisory Agreement.”

[9]	“Other expenses” ($9.6 million) are estimated for the current fiscal year.
[10]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Company’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Company’s total annual expenses would have been 28.02%.
[11]	Calculated as the respective high or low sales price divided by NAV and subtracting 1.
[12]	Not determinable at the time of filing.
[13]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[14]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[15]	On July 24, 2015, the Company redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.
[16]	Total amount of each class of senior securities outstanding at the end of the period presented.
[17]	Asset coverage per unit is the ratio of the carrying value of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).
[18]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.
[19]

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

[20]	On April 15, 2021, the Company redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.
[21]	On May 21, 2020, the Company’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Company’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Company repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.
[22]	On July 14, 2017, the Company redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.
[23]	On July 1, 2024, the Company redeemed all issued and outstanding 6.75% Series 2024 Term Preferred Shares issued at the term redemption price.
[24]	On May 15, 2020, the Company elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Company repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.